Income Taxes	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

We are a corporation under the Internal Revenue Code subject to federal income tax at a statutory rate of 35% of pretax earnings and, as such, our future income taxes will be dependent upon our future taxable income. We did not report any income tax benefit or expense for periods prior to the consummation of our IPO because Rice Drilling B, our accounting predecessor, is a limited liability company that was not and currently is not subject to federal income tax. The reorganization of our business in connection with the closing of the IPO, such that it is now held by a corporation subject to federal income tax, required the recognition of a deferred tax asset or liability for the initial temporary differences at the time of the IPO. The resulting deferred tax liability of approximately $162.3 million was recorded in equity at the date of the completion of the IPO as it represents a transaction among shareholders. Additionally, the pro forma EPS for the nine month period ending September 30, 2014 disclosed in the accompanying condensed consolidated statements of operations assumes a statutory tax rate. The components of the income tax provision are as follows:

(in thousands)	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Current tax expense:
Federal	$—	$—
State	—	—

Total	—	—
Deferred tax expense:
Federal	11,813	15,847
State	2,192	2,940

Total	14,005	18,787

Total income tax expense	$14,005	$18,787

Tax expense for the three months ended September 30, 2014 is approximately $14.0 million resulting in an effective tax rate of 196%. Tax expense for the nine months ended September 30, 2014 is approximately $18.8 million resulting in an effective tax rate of 14%. The Company estimates an annual effective income tax rate based on projected results for the year and applies this rate to income before taxes to calculate income tax expense. The effective tax rate for the three and nine months ended September 30, 2014 differ from the statutory rate due principally to non-deductible incentive unit expense and for the nine months ended September 30, 2014 pre-tax income prior to the IPO. The Company recognizes deferred tax liabilities for temporary differences between the financial statement and tax basis of assets and liabilities. The deferred tax liabilities reflected above primarily relate to intangible drilling costs, depletion, and depreciation. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted.

Based on management’s analysis, the Company did not have any uncertain tax positions as of September 30, 2014 and December 31, 2013.